UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

Corbett Road Tactical Opportunity ETF (OPPX)

Semi-Annual Report

May 31, 2021

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2021 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.corbettroadfunds.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Corbett Road Tactical Opportunity ETF SCHEDULE OF INVESTMENTS	May 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.0%
COMMUNICATION SERVICES — 9.4%
Alphabet, Inc., Class A*	185	$436,017
Charter Communications, Inc., Class A*	438	304,204
Nexstar Media Group, Inc., Class A	1,396	212,066
		952,287
CONSUMER DISCRETIONARY — 17.6%
Amazon.com, Inc.*	135	435,114
NIKE, Inc., Class B	1,874	255,726
O’Reilly Automotive, Inc.*	375	200,670
PulteGroup, Inc.	4,131	238,731
Stellantis NV	12,656	247,678
TopBuild Corp.*	1,076	213,102
Whirlpool Corp.	856	202,949
		1,793,970
CONSUMER STAPLES — 7.0%
Costco Wholesale Corp.	785	296,942
Darling Ingredients, Inc.*	2,886	197,576
Estee Lauder Cos., Inc. (The), Class A	746	228,664
		723,182
ENERGY — 2.0%
EOG Resources, Inc.	2,519	202,376

FINANCIALS — 10.5%
JPMorgan Chase & Co.	2,088	342,933
Nasdaq, Inc.	1,747	292,553
SVB Financial Group*	388	226,161
Travelers Cos., Inc. (The)	1,303	208,089
		1,069,736
HEALTH CARE — 7.7%
Charles River Laboratories International, Inc.*	1,063	359,283
McKesson Corp.	1,059	203,741
Select Medical Holdings Corp.	5,520	221,186
		784,210
INDUSTRIALS — 15.9%
Carlisle Cos., Inc.	1,089	209,437
Caterpillar, Inc.	992	239,151
CoStar Group, Inc.*	241	205,814
Old Dominion Freight Line, Inc.	776	205,989
Quanta Services, Inc.	2,084	198,709
Union Pacific Corp.	1,303	292,823
XPO Logistics, Inc.*	1,890	277,698
		1,629,621
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 19.1%
Accenture PLC, Class A	729	$205,695
Arrow Electronics, Inc.*	1,713	206,125
ASML Holding NV	506	341,788
KLA Corp.	759	240,520
Mastercard, Inc., Class A	835	301,084
Micron Technology, Inc.*	2,528	212,706
Novanta, Inc.*	1,747	242,781
Visa, Inc., Class A	886	201,388
		1,952,087
MATERIALS — 3.7%
Southern Copper Corp.	2,848	198,620
Vulcan Materials Co.	1,025	187,903
		386,523
REAL ESTATE — 2.0%
Jones Lang LaSalle, Inc.*	1,012	204,677

UTILITIES — 3.1%
NextEra Energy, Inc.	4,376	320,411
TOTAL COMMON STOCKS (Cost $9,722,928)		10,019,080

SHORT-TERM INVESTMENTS — 2.0%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	205,666	205,666
TOTAL SHORT TERM INVESTMENTS (Cost $205,666)		205,666
TOTAL INVESTMENTS — 100.0% (Cost $9,928,594)		10,224,746
Liabilities in Excess of Other Assets — (0.0)%		(539)
TOTAL NET ASSETS — 100.0%		$10,224,207

*    Non-income producing security.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Corbett Road Tactical Opportunity ETF SUMMARY OF INVESTMENTS	May 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	9.4%
Consumer Discretionary	17.6%
Consumer Staples	7.0%
Energy	2.0%
Financials	10.5%
Health Care	7.7%
Industrials	15.9%
Information Technology	19.1%
Materials	3.7%
Real Estate	2.0%
Utilities	3.1%
Total Common Stocks	98.0%
Short-Term Investments	2.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2021 (Unaudited)
Corbett Road Tactical Opportunity ETF
Assets:
Investments, at value	$10,224,746
Dividends receivable	4,345
Total Assets	10,229,091

Liabilities:
Advisory fee payable	4,884
Total Liabilities	4,884

Net Assets	$10,224,207

Net Assets Consist of:
Paid-in capital	$10,056,443
Distributable earnings (loss)	167,764
Net Assets	$10,224,207

Net Assets	$10,224,207
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	400,000
Net Asset Value, Offering and Redemption Price Per Share	$25.56
Investments, at cost	$9,928,594

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	(Unaudited)
Corbett Road Tactical Opportunity ETF
For the period February 25, 2021(1) to May 31, 2021
Investment Income:
Dividends*	$16,305
Total Investment Income	16,305

Expenses:
Advisory fees	10,358
Total Expenses	10,358
Net Investment Income (Loss)	5,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(163,802)
In-kind redemptions	29,467
Net realized gain (loss)	(134,335)
Net change in unrealized appreciation (depreciation) on:
Investments	296,152
Net change in unrealized appreciation (depreciation)	296,152
Net realized and unrealized gain (loss)	161,817
Net Increase (Decrease) in Net Assets Resulting from Operations	$167,764
* Net of foreign withholding taxes	$98

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS
Corbett Road Tactical Opportunity ETF
For the period February 25, 2021(1) to May 31, 2021 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,947
Net realized gain (loss)	(134,335)
Change in net unrealized appreciation (depreciation)	296,152
Net increase (decrease) in net assets resulting from operations	167,764

Capital Transactions:
Proceeds from shares issued	13,090,102
Cost of shares redeemed	(3,033,659)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,056,443
Total Increase (Decrease) in Net Assets	10,224,207

Net Assets:
Beginning of period	—
End of period	$10,224,207

Change in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares issued	525,000
Shares redeemed	(125,000)
Shares outstanding, end of period	400,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Corbett Road Tactical Opportunity ETF Selected Per Share Data	For the period February 25, 2021(1) through May 31, 2021 (Unaudited)
Net Asset Value, beginning of period	$25.34
Investment Activities
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss)	0.19
Total from investment activities	0.22
Net Asset Value, end of period	$25.56
Total Return (%)	0.88	(3)
Total Return at Market Price (%)	0.91	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)
Net investment income (loss) (%)	0.43	(4)
Supplemental Data
Net Assets at end of period (000’s)	$10,224
Portfolio turnover (%)(5)	39	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2021 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the Corbett Road Tactical Opportunity ETF (the “Fund”). The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, an actively managed ETF uses an active investment strategy in seeking to meet its investment objective.

The Fund’s investment objective is to seek to provide long-term total return, which the Fund seeks to achieve by investing, under normal market conditions, in equity securities of companies listed on a U.S. securities exchange, including common stocks and American Depository Receipts (“ADRs”). The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on February 25, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2021 for the Fund based upon the three levels defined above:

Corbett Road Tactical Opportunity ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$10,019,080	$—	$—	$10,019,080
Short-Term Investments*	205,666	—	—	205,666
Total	$10,224,746	$—	$—	$10,224,746

*   See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Corbett Road Capital Management, LLC (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.63% on up to $1 billion in assets, 0.65% on the next $2 billion in assets, and 0.67% on assets in excess of $3 billion.

Under the Investment Sub-Advisory Agreement, the Sub-Advisor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds, except the Excluded Expenses.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

Certain officers of the Trust are also employees of affiliates of the Distributor and receive no compensation from the Trust for serving as officers.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2021 were as follows:

Fund	Purchases	Sales
Corbett Road Tactical Opportunity ETF	$2,316,876	$2,380,816

Purchases and sales of in-kind transactions for the period ended May 31, 2021 were as follows:

Fund	Purchases	Sales
Corbett Road Tactical Opportunity ETF	$12,817,187	$2,895,985

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing Shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2021 (Unaudited)

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Note 7 – Federal Income Taxes

At May 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corbett Road Tactical Opportunity ETF	$9,928,594	$342,104	$(45,952)	$296,152

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio	Expenses Paid During Period
Corbett Road Tactical Opportunity ETF
Actual Performance	$1,000.00	$1,008.80	0.75%	$1.98(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78(2)

(1)   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 96 (the number of days in the period February 25, 2021 (commencement of operations) to May 31, 2021), then divided by 365.

(2)   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	May 31, 2021 (Unaudited)

At a meeting held on December 8, 2020 (the “Meeting”), the Board of Trustees (the “Board’) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”) with respect to the Corbett Road Tactical Opportunity ETF (the “Fund”):

•   An Advisory Agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•   A Sub-Advisory Agreement between the Adviser and Corbett Road Capital Management, LLC (“Corbett Road” or the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representative from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and process. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s and Sub-Adviser’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

Although the 1940 Act requires that the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

In considering the approval of the Agreements, the Trustees took into account all the materials provided prior to and during the meeting, the presentations made and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent and quality of the services to be provided by ETC and Corbett Road; (ii) ETC and Corbett Road’s expected costs and profits realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Corbett Road or their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent and Quality of Services to be Provided

In considering the nature, extent and quality of the services to be provided to the Fund, the Board considered the proposed investment strategies for the Fund and the experience of ETC and Corbett Road with such strategies. The Board considered ETC’s and Corbett Road’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities would include overseeing the activities of Corbett Road, while Corbett Road would be responsible for developing, implementing, and maintaining the Fund’s investment program. The Board further noted that ETC’s responsibilities also would

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	May 31, 2021 (Unaudited)

include, among other things, monitoring compliance with various Fund policies and procedures and with applicable securities regulations; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of fund shares; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

The Board also considered the qualifications, experience and responsibilities of ETC and Corbett Road’s investment personnel, the quality of ETC and Corbett Road’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Corbett have appropriate compliance policies and procedures in place. The Board noted that they had reviewed ETC and Corbett Road’s registration forms on Form ADV as well as ETC and Corbett Road’s responses to a detailed series of questions, which included a description of ETC and Corbett’s operations, service offerings, personnel (including, with respect to Corbett Road, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Fund), compliance program, risk management program, and financial condition. The Board also took into consideration confirmation from ETC that there had been no material changes to such information since last presented to the Board. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust managed by ETC. The Board also considered such other services to be provided by ETC and Corbett Road to the Fund, including, but not limited to, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC and Corbett Road.

Performance

Because the Fund is new and has not commenced operations, the Board noted that there was no historical performance to consider.

Cost of Advisory Services and Profitability

The Board reviewed the proposed advisory and sub-advisory fees to be paid to ETC and Corbett Road for their services to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest, and that the sub-advisory fee paid to Corbett Road would be paid out of the advisory fees. The Board noted that ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while Corbett Road has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered that the sub-advisory fees will be paid by ETC, not the Fund, and that the fees reflect an arm’s length negotiation between ETC and Corbett Road. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC and Corbett Road given the work to be performed by each firm. The Board considered the costs and expenses to be incurred by ETC and Corbett Road in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by ETC and Corbett Road from its relationship with the Fund, and reviewed profitability analyses from ETC and Corbett Road with respect to the Fund. The Board considered the risks borne by ETC and Corbett Road associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	May 31, 2021 (Unaudited)

Economies of Scale

The Board considered the expected costs and anticipated profits of the advisory services to the Fund, including the potential for economies of scale as the assets of the Fund grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to them. Based on consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Corbett Road Capital Management, LLC
7901 Jones Branch Drive Suite 800
McLean, VA 22102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s SAI, which is available without charge by visiting the Fund’s website at www.corbettroadfunds.com or the SEC’s website at www.sec.gov or by calling toll free (866) 983-0885.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 983-0885 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.corbettroadfunds.com

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/26/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/26/2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/26/2021